Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [abstract]
Loss before taxes on income, as reported in the statements of comprehensive loss	$ (779)	$ (2,545)	$ (4,311)
Theoretical tax saving on this loss	(187)	(636)	(1,142)
Expenses (income) not deductible for tax purposes	(95)	32	40
Increase in taxes resulting mainly from taxable losses in the reported year for which no deferred taxes were recognized	282	604	1,102
Tax benefit